Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company did not grant stock options, stock appreciation rights, or similar instruments with option-like features in fiscal year 2025 and does not currently plan to grant such awards. Accordingly, the Company has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.